UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Robin C. Thorn
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 28, 2009

	Security Description	Shares	Value
	COMMON STOCKS - 95.2%
	Basic Resources - 0.8%
	Eagle Materials, Inc.	15,000	$286,050
	Business Services - 5.3%
	Coinstar, Inc.*	39,288	1,026,988
	Cornell Companies, Inc.*	53,700	818,388
			1,845,376
	Consumer Durables - 1.0%
	Meritage Homes Corporation*	34,500	342,240
	Consumer Merchandising - 9.0%
	America's Car-Mart, Inc.*	58,650	643,977
	AnnTaylor Stores Corp.*	43,800	288,204
	Buffalo Wild Wings, Inc.*	16,600	512,442
	EZCORP, Inc.*	55,630	571,877
	Hibbett Sports, Inc.*	46,800	656,136
	Wet Seal, Inc.*	180,800	452,000
			3,124,636
	Consumer Non Durables - 1.7%
	Steven Madden Ltd.*	36,700	595,274
	Consumer Services - 2.5%
	American Public Education, Inc.*	23,058	861,216
	Electronic Components - 5.0%
	Monolithic Power Systems, Inc.*	38,100	493,395
	NetLogic Microsystems, Inc.*	29,500	699,445
	Synaptics, Inc.*	26,400	547,800
			1,740,640
	Energy - 6.5%
	Approach Resources, Inc.*	83,900	563,808
	Boots & Coots International Well Control, Inc.*	637,785	720,697
	Carrizo Oil & Gas, Inc.*	48,300	513,912
	Furmanite Corporation*	145,700	453,127
			2,251,544
	Financial Institutions - 2.9%
	Broadpoint Securities Group, Inc.*	217,400	521,760
	SWS Group, Inc.	34,662	470,364
			992,124
	Financial Services & Software - 3.9%
	Euronet Worldwide, Inc.*	68,891	674,443
	Westwood Holdings Group, Inc.	19,700	693,637
			1,368,080
	Healthcare Products - 13.3%
	American Caresource Holdings, Inc.*	154,500	1,081,500
	ATS Medical, Inc.*	259,100	603,703
	CardioNet, Inc.*	14,500	362,500
	Luminex Corporation*	29,200	484,720
	Merit Medical Systems, Inc.*	33,500	373,190
	Micrus Endovascular Corp.*	67,400	424,620
	Questcor Pharmaceuticals, Inc.*	97,208	472,431
	Rochester Medical Technologies, Inc.*	35,200	366,784
	Vnus Medical Technologies, Inc.*	24,500	467,705
			4,637,153
	Healthcare Services - 4.7%
	Genoptix, Inc.*	15,300	463,896
	Parexel International Corp.*	49,800	456,666
	Transcend Services, Inc.*	72,200	732,830
			1,653,392
	Healthcare Technology - 7.1%
	Acorda Therapeutics, Inc.*	16,300	358,600
	Athenahealth, Inc.*	11,200	285,376
	Osiris Therapeutics, Inc.*	30,500	545,950
	Phase Forward*	53,400	739,590
	Synovis Life Technologies, Inc.*	44,400	554,112
			2,483,628
	Industrial - 3.5%
	Orion Marine Group, Inc.*	69,300	616,770
	Sterling Construction Co., Inc.*	40,800	609,552
			1,226,322
	Media - 8.2%
	DG FastChannel, Inc.*	70,100	1,088,653
	Global Traffic Network, Inc.*	123,057	506,995
	RRsat Global Communications Network Ltd.[f]	114,800	1,262,800
			2,858,448
	Technology Services & Software - 11.8%
	ArcSight, Inc.*	59,600	556,664
	EPIQ Systems, Inc.*	53,400	900,858
	Premiere Global Services, Inc.*	56,670	473,761
	Smith Micro Software, Inc.*	142,228	604,469
	Tyler Technologies, Inc.*	85,000	1,156,850
	Vocus, Inc.*	26,197	435,918
			4,128,520
	Telecommunications - 5.2%
	Anaren, Inc.*	119,500	1,338,400
	Ceragon Networks Ltd.*[f]	103,826	483,829
			1,822,229
	Transportation - 2.8%
	AirTran Holdings, Inc.*	157,300	470,327
	Hawaiian Holdings, Inc.*	154,218	488,871
			959,198
	TOTAL COMMON STOCKS (Cost $40,489,007)		33,176,070

	WARRANTS - 0.0%
	GreenHunter Engery, Inc. Warrants, Strike price $27.50, Expiration 8/27/2011*^#	8,140	81
	Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*^#	35,000	700
	TOTAL WARRANTS (Cost $4,400)		781

		Principal
		Amount
	SHORT TERM INVESTMENTS - 5.6%
	Commercial Paper - 4.1%
	Intesa Funding LLC, 0.31%, 3/02/2009	1,425,993	1,425,993
	Money Market Funds - 1.5%	Shares
	SEI Daily Income Trust Government Fund - Class B	510,912	510,912
	TOTAL SHORT TERM INVESTMENTS (Cost $1,936,905)		1,936,905
	Total Investments 100.8% (Cost $42,430,312)		35,113,756
	Liabilities in Excess of Other Assets - (0.8)%		(261,148)
	TOTAL NET ASSETS - 100.0%		$34,852,608

*	Non Income Producing
f	Foreign Issued Security
^	Restricted Security
#	Fair Valued Security

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2009

Security Description		Shares	Value
	COMMON STOCKS - 91.6%
	Basic Resources - 1.5%
	Eagle Materials, Inc.	4,900	$93,443
	Steel Dynamics, Inc.	8,800	73,480
			166,923
	Business Services - 7.0%
	Coinstar, Inc.*	12,779	334,043
	Cornell Companies, Inc.*	14,800	225,552
	LKQ Corp.*	16,900	228,150
			787,745
Consumer Durables - 1.0%
	Meritage Homes Corporation*	11,300	112,096
	Consumer Merchandising - 6.6%
	AnnTaylor Stores Corp.*	14,200	93,436
	Buckle, Inc.	6,400	151,872
	Buffalo Wild Wings, Inc.*	5,400	166,698
	EZCORP, Inc.*	17,960	184,629
	Panera Bread Co.*	3,400	149,736
			746,371
	Consumer Services - 7.9%
	American Public Education, Inc.*	8,390	313,367
	Bally Technologies, Inc.*	11,004	204,674
	Copart, Inc.*	5,600	151,312
	ITT Educational Services, Inc.*	1,953	221,665
			891,018
	Electronic Components - 6.5%
	Monolithic Power Systems, Inc.*	12,600	163,170
	NetLogic Microsystems, Inc.*	9,500	225,245
	PMC-Sierra, Inc.*	32,700	167,097
	Synaptics, Inc.*	8,600	178,450
			733,962
	Electronic Technology - 2.7%
	F5 Networks, Inc.*	6,000	120,000
	Varian Semiconductor Equipment Associates, Inc.*	10,200	186,150
			306,150
	Energy - 5.3%
	Boots & Coots International Well Control, Inc.*	127,214	143,752
	EXCO Resources, Inc.*	24,500	223,195
	Furmanite Corporation*	38,177	118,730
	Helmerich & Payne, Inc.	4,900	115,934
			601,611
	Financial Institutions - 1.3%
	SWS Group, Inc.	11,206	152,065
	Financial Services & Software - 2.1%
	Euronet Worldwide, Inc.*	23,704	232,062
	Healthcare Products - 11.5%
	CardioNet, Inc.*	4,700	117,500
	Haemonetics Corp.*	3,600	192,168
	Immucor, Inc.*	3,400	76,296
	Luminex Corporation*	9,600	159,360
	Myriad Genetics, Inc.*	2,100	165,585
	Questcor Pharmaceuticals, Inc.*	31,588	153,518
	Sequenom, Inc.*	13,200	193,116
	Watson Pharmaceuticals, Inc.*	8,500	240,295
			1,297,838
	Healthcare Services - 3.6%
	Emergency Medical Services Corp.*	4,800	146,976
	ICON plc. ADR*	6,900	141,588
	Omnicare, Inc.	4,300	111,499
			400,063
	Healthcare Technology - 9.6%
	Acorda Therapeutics, Inc.*	5,300	116,600
	Alexion Pharmaceuticals, Inc.*	5,400	184,680
	Athenahealth, Inc.*	5,900	150,332
	HMS Holdings Corp.*	6,700	203,546
	Osiris Therapeutics, Inc.*	9,900	177,210
	Phase Forward*	17,700	245,145
			1,077,513
	Industrial - 10.1%
	AECOM Technology Corporation*	9,600	235,488
	Itron, Inc.*	3,200	142,912
	Orion Marine Group, Inc.*	18,810	167,409
	Quanta Services, Inc.*	13,900	244,640
	Tetra Tech, Inc.*	10,300	230,720
	URS Corp.*	3,700	114,404
			1,135,573
	Media - 2.4%
	DG FastChannel, Inc.*	17,352	269,477
	Technology Services & Software - 10.1%
	Concur Technologies, Inc.*	6,900	144,831
	EPIQ Systems, Inc.*	15,000	253,050
	Omniture, Inc.*	11,200	127,232
	Premiere Global Services, Inc.*	18,489	154,568
	Smith Micro Software, Inc.*	44,953	191,050
	Tyler Technologies, Inc.*	19,700	268,117
			1,138,848
	Telecommunications - 1.4%
	Ceragon Networks Ltd.*[f]	33,283	155,099
	Transportation - 1.0%
	AirTran Holdings, Inc.*	38,800	116,012
	TOTAL COMMON STOCKS (Cost $11,268,294)		10,320,426

		Principal
		Amount
	SHORT TERM INVESTMENTS - 5.1%
	Commercial Paper - 4.1%
	Intesa Funding LLC, 0.31%, 3/02/2009	461,998	461,998
	Money Market Funds - 1.0%	Shares
	SEI Daily Income Trust Government Fund - Class B	108,733	108,733
	TOTAL SHORT TERM INVESTMENTS (Cost $570,731)		570,731
	Total Investments 96.7% (Cost $11,839,025)		10,891,157
	Assets in Excess of Other Liabilities - 3.3%		372,226
	TOTAL NET ASSETS - 100.0%		$11,263,383

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 28, 2009

	Security Description	Shares	Value
	COMMON STOCKS - 80.0%
	Basic Resources - 5.8%
	Agnico-Eagle Mines Ltd.[f]	7,600	$378,936
	Eagle Materials, Inc.	10,500	200,235
	Intrepid Potash, Inc.*	19,300	433,092
	Steel Dynamics, Inc.	35,900	299,765
			1,312,028
	Business Services - 2.1%
	LKQ Corp.*	34,600	467,100
	Consumer Durables - 4.7%
	DR Horton, Inc.	53,300	450,385
	Dollar Tree, Inc.*	15,500	601,710
			1,052,095
	Consumer Merchandising - 9.5%
	AnnTaylor Stores Corp.*	47,000	309,260
	Kohl's Corp.*	13,200	463,848
	Nordstorm, Inc.	29,200	393,324
	Panera Bread Co.*	9,700	427,188
	Yum! Brands, Inc.	20,600	541,368
			2,134,988
Consumer Non Durables - 3.2%
	Activision Blizzard, Inc.*	71,400	716,142
	Consumer Services - 3.7%
	Apollo Group, Inc.*	6,700	485,750
	ITT Educational Services, Inc.*	3,036	344,586
			830,336
	Electronic Components - 9.6%
	Broadcom Corp.*	19,700	324,065
	Cree, Inc.*	25,200	494,928
	Marvell Technology Group Ltd.*[f]	105,500	792,305
	ON Semiconductor Corp.*	75,500	276,330
	Synaptics, Inc.*	13,500	280,125
			2,167,753
	Electronic Technology - 5.3%
	F5 Networks, Inc.*	16,600	332,000
	Lam Research Corporation*	10,100	197,556
	SunPower Corporation*	10,400	290,056
	Varian Semiconductor Equipment Associates, Inc.*	20,200	368,650
			1,188,262
	Energy - 8.0%
	Alpha Natural Resources, Inc.*	20,500	377,200
	Nabors Industries Ltd.*[f]	41,000	398,110
	Petrohawk Energy Corp.*	23,900	406,778
	Pride International, Inc.*	22,900	394,796
	Weatherford International Ltd.*	20,900	223,003
			1,799,887
	Financial Institutions - 2.1%
	Northern Trust Corp.	8,600	477,730
	Financial Services & Software - 1.9%
	TD Ameritrade Holding Corp.*	36,200	429,694
	Healthcare Products - 8.0%
	Cephalon, Inc.*	5,500	360,745
	Mylan, Inc.*	52,500	652,575
	Vertex Pharmaceuticals, Inc.*	14,300	432,289
	Watson Pharmaceuticals, Inc.*	13,100	370,337
			1,815,946
	Healthcare Services - 1.9%
	Express Scripts, Inc.*	4,100	206,230
	Omnicare, Inc.	8,500	220,405
			426,635
	Healthcare Technology - 5.8%
	Alexion Pharmaceuticals, Inc.*	9,700	331,740
	Hologic, Inc.*	27,600	312,432
	Illumina, Inc.*	12,800	401,024
	Intuitive Surgical, Inc.*	2,800	254,688
			1,299,884
	Industrial - 6.6%
	Cummins, Inc.	13,900	289,120
	Quanta Services, Inc.*	22,900	403,040
	Thomas & Betts Corp.*	14,800	339,068
	URS Corp.*	15,200	469,984
			1,501,212
	Technology Services & Software - 1.8%
	Sohu.com, Inc.*	8,429	416,393
	TOTAL COMMON STOCKS (Cost $19,288,774)		18,036,085

		Principal
		Amount
	SHORT TERM INVESTMENTS - 10.9%
	Commerical Paper - 3.6%
	Intesa Funding LLC, 0.31%, 3/02/2009	804,996	804,996
	Money Market Funds - 7.3%	Shares
	SEI Daily Income Trust Government Fund - Class B	831,000	831,000
	SEI Daily Income Trust Treasury Fund - Class B	831,000	831,000
			1,662,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,466,996)		2,466,996
	Total Investments 90.9% (Cost $21,755,770)		20,503,081
	Assets in Excess of Other Liabilities - 9.1%		2,049,930
	TOTAL NET ASSETS - 100.0%		$22,553,011

*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Schedule of Options Written (Unaudited)			February 28, 2009

	CALL OPTIONS	Contracts	Value
	Apollo Group, Inc.
	Expiration: April 2009, Exercise Price: $90.00	27	$4,455
ITT Educational Services, Inc.
	Expiration: April 2009, Exercise Price: $130.00	13	6,760
	TOTAL CALL OPTIONS (Premium received $13,245)		$11,215

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2009

	Security Description	Shares	Value
	COMMON STOCKS - 80.7%
	Basic Resources - 4.4%
	Agnico-Eagle Mines Ltd.[f]	8,400	$418,824
	Eagle Materials, Inc.	11,800	225,026
	Intrepid Potash, Inc.*	14,600	327,624
	Steel Dynamics, Inc.	25,100	209,585
			1,181,059
	Business Services - 2.0%
	LKQ Corp.*	40,400	545,400
	Consumer Durables - 3.8%
	DR Horton, Inc.	37,700	318,565
	Dollar Tree, Inc.*	18,000	698,760
			1,017,325
	Consumer Merchandising - 8.6%
	AnnTaylor Stores Corp.*	51,900	341,502
	Kohl's Corp.*	15,600	548,184
	Nordstorm, Inc.	32,600	439,122
	Panera Bread Co.*	9,700	427,188
	Yum! Brands, Inc.	20,600	541,368
			2,297,364
	Consumer Non Durables - 2.6%
	Activison Blizzard, Inc.*	71,000	712,130
	Consumer Services - 6.3%
	American Public Education, Inc.*	19,299	720,818
	Apollo Group, Inc.*	7,800	565,500
	ITT Educational Services, Inc.*	3,503	397,590
			1,683,908
	Electronic Components - 10.2%
	Broadcom Corp.*	22,000	361,900
	Cree, Inc.*	19,600	384,944
	Marvell Technology Group Ltd.*[f]	107,100	804,321
	NetLogic Microsystems, Inc.*	23,800	564,298
	ON Semiconductor Corp.*	84,300	308,538
	Synaptics, Inc.*	15,000	311,250
			2,735,251
	Electronic Technology - 4.6%
	F5 Networks, Inc.*	16,700	334,000
	Lam Research Corporation*	11,200	219,072
	SunPower Corporation*	11,500	320,735
	Varian Semiconductor Equipment Associates, Inc.*	20,200	368,650
			1,242,457
	Energy - 5.8%
	Alpha Natural Resources, Inc.*	12,600	231,840
	Nabors Industries Ltd.*[f]	28,300	274,793
	Petrohawk Energy Corp.*	20,200	343,804
	Pride International, Inc.*	25,300	436,172
	Weatherford International Ltd.*	24,500	261,415
			1,548,024
	Financial Services & Software - 3.0%
	TD Ameritrade Holding Corp.*	36,100	428,507
	Visa, Inc.	6,700	379,957
			808,464
	Healthcare Products - 7.4%
	Cephalon, Inc.*	6,000	393,540
	Mylan, Inc.*	58,100	722,183
	Vertex Pharmaceuticals, Inc.*	15,700	474,611
	Watson Pharmaceuticals, Inc.*	14,500	409,915
			2,000,249
	Healthcare Services - 1.9%
	Express Scripts, Inc.*	4,800	241,440
	Omnicare, Inc.	10,000	259,300
			500,740
	Healthcare Technology - 7.2%
	Alexion Pharmaceuticals, Inc.*	10,800	369,360
	Gilead Sciences, Inc.*	13,000	582,400
	Hologic, Inc.*	32,000	362,240
	Illumina, Inc.*	11,000	344,630
	Intuitive Surgical, Inc.*	3,100	281,976
			1,940,606
	Industrial - 6.8%
	Cummins, Inc.	15,400	320,320
	Quanta Services, Inc.*	23,300	410,080
	Sterling Construction Co., Inc.*	22,300	333,162
	Thomas & Betts Corp.*	16,300	373,433
	URS Corp.*	12,600	389,592
			1,826,587
	Technology Services & Software - 4.0%
	Google, Inc.*	1,800	608,382
	Sohu.com, Inc.*	9,388	463,767
			1,072,149
	Telecommunications - 2.1%
	Qualcomm, Inc.	16,800	561,624
	TOTAL COMMON STOCKS (Cost $23,043,821)		21,673,337

		Principal
		Amount
	SHORT TERM INVESTMENTS - 11.3%
	Commerical Paper - 3.7%
	Intesa Funding LLC, 0.31%, 3/02/2009	982,996	982,996
	Money Market Funds - 7.6%	Shares
	SEI Daily Income Trust Government Fund - Class B	1,021,000	1,021,000
	SEI Daily Income Trust Treasury Fund - Class B	1,021,000	1,021,000
			2,042,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,024,996)		3,024,996
	Total Investments 92.0% (Cost $26,068,817)		24,698,333
	Assets in Excess of Other Liabilities - 8.0%		2,148,093
	TOTAL NET ASSETS - 100.0%		$26,846,426

*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Schedule of Options Written (Unaudited)			February 28, 2009

	CALL OPTIONS	Contracts	Value
	Apollo Group, Inc.
	Expiration: April 2009, Exercise Price: $90.00	32	$5,280
ITT Educational Services, Inc.
	Expiration: April 2009, Exercise Price: $130.00	16	8,320
	TOTAL CALL OPTIONS (Premium received $15,957)		$13,600

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:
	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$ 43,335,099	$ 12,979,521	$ 24,440,864	$ 28,763,811

Gross unrealized appreciation	1,198,708	448,352	321,534	560,405
Gross unrealized depreciation	(9,420,051)	(2,536,716)	(4,270,532)	(4,639,483)
Net unrealized appreciation	$ (8,221,343)	$ (2,088,364)	$ (3,948,998)	$ (4,079,078)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of February 28, 2009.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	2/28/09	(Level 1)	(Level 2)	(Level 3)

Micro Cap Portfolio
Investments	$ 35,113,756	$ 33,686,982	$1,426,774	$ -

Small Cap Portfolio
Investments	$ 10,891,157	$ 10,429,159	$ 461,998	$ -

Mid Cap Portfolio
Investments	$ 20,503,081	$ 19,698,085	$ 804,996	$ -

Options	$ 11,215	$ 11,215	$ -	$ -

Growth Portfolio
Investments	$ 24,698,333	$ 23,715,337	$ 982,996	$ -

Options	$ 13,600	$ 13,600	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)    /s/ Robin C. Thorn
    Robin C. Thorn, President

Date     March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)    /s/ Robin C. Thorn
    Robin C. Thorn, President

Date     March 12, 2009

By (Signature and Title)   /s/ Gerard P. Melia
    Gerard P. Melia, Chief Financial Officer & Treasurer

Date     March 20, 2009